HEDGE ACCOUNTING - Fair value and interest expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Change in fair value	$ 79,980	$ 154
Interest of the derivative designated as the hedging instrument	(63,333)	(1,242)
Banco de Bogota S.A.
Disclosure of detailed information about hedging instruments [line items]
Change in fair value	79,864	(14)
Interest of the derivative designated as the hedging instrument	(61,905)	(1,242)
Banco de Occidente S.A.
Disclosure of detailed information about hedging instruments [line items]
Change in fair value	116
Interest of the derivative designated as the hedging instrument	$ (1,428)
Multi Financial Holding
Disclosure of detailed information about hedging instruments [line items]
Change in fair value		$ 168